UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4802

Name of Fund: Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch
      Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

Merrill Lynch Municipal Intermediate Term Fund
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.3%         $  500  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                               Facility Revenue Bonds (Capstone Village, Inc. Project) Series A, 5.125% due 8/01/2015      $    494
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.2%           2,250  Alaska Student Loan Corporation, Student Loan Revenue Bonds, AMT, Series A, 5.65%
                               due 7/01/2012 (a)                                                                              2,347
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.6%          3,000  Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation), 5%
                               due 4/01/2015                                                                                  3,148
-----------------------------------------------------------------------------------------------------------------------------------
California - 15.1%        875  Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60%
                               due 7/01/2013                                                                                    890
                        1,000  California Health Facilities Financing Authority, Revenue Refunding Bonds (Cedars-Sinai
                               Medical Center), 5% due 11/15/2016                                                             1,064
                        5,000  California State Department of Water Resources, Power Supply Revenue Bonds, DRIVERS,
                               Series 532, 8.36% due 5/01/2010 (a)(c)                                                         6,185
                        6,150  California State Economic Recovery, GO, RIB, Series 928X, 7.94% due 7/01/2014 (c)(f)           7,577
                        4,000  California State, GO, Refunding, 5% due 6/01/2013                                              4,341
                        4,500  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue
                               Refunding Bonds, Series A, 5% due 6/01/2020 (a)                                                4,718
                        4,000  San Jose, California, Tax Allocation Bonds (Redevelopment Agency), Series A, 5%
                               due 8/01/2015 (b)                                                                              4,347
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.6%         4,355  Boulder, Larimer and Weld Counties, Colorado, Saint Vrain Valley School District RE-1J,
                               GO, Refunding, Series B, 5% due 12/15/2016 (b)                                                 4,784
                        5,000  Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                               due 11/15/2013 (a)                                                                             5,931
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 2.0%      1,555  Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park Retirement
                               Community Project), 6.50% due 4/01/2009                                                        1,572
                        2,325  Connecticut State Higher Education Supplemental Loan Authority, Senior Revenue Refunding
                               Bonds (Family Education Loan Program), AMT, Series A, 4.25% due 11/15/2015 (b)                 2,348
-----------------------------------------------------------------------------------------------------------------------------------
District of             3,220  Metropolitan Washington Airports Authority, D.C., Airport System Revenue Refunding Bonds,
Columbia - 1.8%                AMT, Series A, 5.25% due 10/01/2015 (b)                                                        3,499
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Municipal Intermediate Term Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
HDA        Housing Development Authority
IDA        Industrial Development Authority
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
VRDN       Variable Rate Demand Notes

Merrill Lynch Municipal Intermediate Term Fund
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 2.7%         $  115  Double Branch Community, Florida, Development District, Special Assessment Bonds, Series
                               B-1, 5.60% due 5/01/2007                                                                       $ 116
                          655  Middle Village Community Development District, Florida, Special Assessment Bonds, Series
                               C, 5.125% due 5/01/2009                                                                          659
                        1,495  Panther Trace, Florida, Community Development District II, Special Assessment Revenue
                               Bonds, Series A, 5% due 11/01/2010                                                             1,502
                          420  Reunion East Community Development District, Florida, Special Assessment, Series B, 5.90%
                               due 11/01/2007                                                                                   424
                          990  Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                               Refunding Bonds, Series B, 5.50% due 11/01/2010                                                  996
                        1,500  West Villages Improvement District, Florida, Revenue Bonds, BAN, 5% due 2/01/2006              1,500
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.3%          3,400  Burke County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                               Corporation), VRDN, Series B, 2.25% due 1/01/2020 (a)(g)                                       3,400
                        1,050  Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds (Canterbury
                               Court Project), Series A, 5% due 2/15/2014                                                     1,049
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.3%         5,000  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS, AMT,
                               Series 370, 7.82% due 7/01/2011 (c)(d)                                                         5,779
                        1,000  Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project), Series A,
                               6.57% due 2/15/2013                                                                            1,042
                          715  Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers Program),
                               5.90% due 7/01/2014                                                                              724
                        4,000  Illinois State Toll Highway Authority, Toll Highway Priority Revenue Bonds, Series A,
                               6.30% due 1/01/2011                                                                            4,540
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 5.2%           4,000  Johnson County, Kansas, Unified School District Number 229, GO, Refunding, Series B, 5%
                               due 10/01/2016                                                                                 4,377
                        5,235  Wichita, Kansas, Water and Sewer Utility, Revenue Refunding Bonds, Series A, 5%
                               due 10/01/2016 (f)                                                                             5,705
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.4%           Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines Inc.
                               Project), AMT, Series A (a):
                        2,500      5.50% due 1/01/2014                                                                        2,666
                        4,000      5.50% due 1/01/2015                                                                        4,256
                        5,000  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series
                               A, 5% due 8/15/2016 (d)                                                                        5,466
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.4%           700  Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series A, 2.22%
                               due 7/01/2033 (d)(g)                                                                             700
-----------------------------------------------------------------------------------------------------------------------------------
Montana - 2.0%          3,500  Montana State Department of Transportation Revenue Bonds (Highway 93 Advance Construction
                               Project), GAN, 5.25% due 6/01/2016 (b)                                                         3,913
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.0%       5,275  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds,
                               Series C, 5.25% due 6/15/2016 (f)                                                              5,854
                        5,000  Port Authority of New York and New Jersey, Revenue Refunding Bonds, RIB, AMT,
                               Series 701-X, 8.90% due 10/15/2014 (b)(c)                                                      5,610
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.9%       1,500  Gallup, New Mexico, PCR, Refunding (Tri-State Generation and Transmission Association),
                               5% due 8/15/2016 (a)                                                                           1,622
-----------------------------------------------------------------------------------------------------------------------------------
New York - 3.2%         4,000  New York City, New York, GO, Series O, 5% due 6/01/2016                                        4,296
                          710  Schenectady, New York, BAN, 5.25% due 5/26/2006                                                  709
                        1,000  Westchester County, New York, IDA, Continuing Care Retirement Mortgage Revenue Bonds
                               (Kendal on the Hudson Project), Series A, 5.625% due 1/01/2013                                 1,042
-----------------------------------------------------------------------------------------------------------------------------------
North Dakota - 1.4%     2,500  North Dakota State Water Commission, Revenue Bonds (Water Development and Management
                               Program), Series B, 5% due 8/01/2016 (b)                                                       2,724
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 6.5%           5,475  Oregon State Department of Administrative Services, COP, Series A, 5.75%
                               due 5/01/2010 (a)(e)                                                                           6,114
                        2,100  Washington and Clackamas Counties, Oregon, Tigard-Tualatin School District No. 23J,
                               GO, Refunding, 5.25% due 6/15/2015 (b)                                                         2,353
                        3,670  Yamhill, County, Oregon, School District No. 029J (Newberg), GO, Refunding, 5.25%
                               due 6/15/2016 (f)                                                                              4,123
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Municipal Intermediate Term Fund
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.1%    $4,000  Pennsylvania State, GO, First Series, 5% due 7/01/2016                                       $ 4,383
                        4,940  Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Series A,
                               5.25% due 12/01/2014 (b)                                                                       5,475
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.9%   5,000  Greenville County, South Carolina, School District Installment Purchase, Revenue Refunding
                               Bonds, 5.50% due 12/01/2016                                                                    5,610
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.0%          300  Sevier County, Tennessee, Public Building Authority, Local Government Public Improvement
                               Revenue Bonds, VRDN, Series IV-A-2, 2.25% due 6/01/2025 (d)(g)                                   300
                        1,600  Tennessee HDA Revenue Bonds (Homeownership Program), AMT, Series 2-C, 5.85% due 7/01/2009      1,635
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 9.1%            5,750  Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                               (Scott & White Memorial Hospital), VRDN, Series 2001-2, 2.33% due 8/15/2031 (b)(g)             5,750
                        2,000  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                               Series B, 7.75% due 12/01/2018                                                                 2,222
                        5,000  Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds,
                               AMT, Series A, 5.75% due 11/01/2014 (f)                                                        5,474
                        4,140  Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                               (Texas Children's Hospital), VRDN, Series B-1, 2.32% due 10/01/2029 (b)(g)                     4,140
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 1.7%          3,000  Vermont Municipal Bond Bank, Revenue Refunding Bonds, Series 2, 5% due 12/01/2016 (d)          3,292
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.3%         2,000  Richmond, Virginia, Public Improvement, GO, Refunding, Series A, 5% due 7/15/2017 (d)          2,184
                        4,000  Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds, 5.25%
                               due 6/01/2019                                                                                  4,143
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 5.8%       5,000  Snohomish County, Washington, School District No. 015 (Edmonds), GO, Refunding, 5.25%
                               due 12/01/2015 (f)                                                                             5,575
                        5,000  Washington State, GO, Series B, 6% due 1/01/2010 (e)                                           5,564
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds  (Cost - $188,160) - 99.8%                                             192,253
-----------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held  Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                          244  BlackRock Insured Municipal 2008 Term Trust, Inc.                                              3,897
                          116  BlackRock Insured Municipal Term Trust, Inc.                                                   1,284
                          344  BlackRock Municipal Target Term Trust                                                          3,482
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Mutual Funds (Cost - $9,251) - 4.5%                                                      8,663
-----------------------------------------------------------------------------------------------------------------------------------

                               Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                           19  Merrill Lynch Institutional Tax-Exempt Fund (h)                                                   19
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities (Cost - $19) - 0.0%                                                   19
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $197,430*) - 104.3%                                                200,935

                               Liabilities in Excess of Other Assets - (4.3%)                                                (8,366)
                                                                                                                           --------
                               Net Assets - 100.0%                                                                         $192,569
                                                                                                                           ========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
     ---------------------------------------------------------------------------
      Aggregate cost                                    $               197,430
                                                        =======================
      Gross unrealized appreciation                     $                 4,488
      Gross unrealized depreciation                                        (983)
                                                        -----------------------
      Net unrealized appreciation                       $                 3,505
                                                        =======================

Merrill Lynch Municipal Intermediate Term Fund
Schedule of Investments as of July 31, 2005

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(d)   FSA Insured.
(e)   Prerefunded.
(f)   FGIC Insured.
(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                        Dividend
      Affiliate                                      Net Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund        --              $  -- +
      --------------------------------------------------------------------------
      + Amount is less than $1,000.

      Forward interest rate swaps outstanding as of July 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                      Unrealized
                                               Notional             Appreciation
                                                Amount            (Depreciation)
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.667% and receive
      a floating rate based on 1-week USD
      Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires August 2015                      $ 16,000             $       (40)

      Pay a fixed rate of 3.412% and receive
      a floating rate based on 1-week USD
      Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires September 2015                   $  4,000                      75

      Receive a variable rate equal to
      3-month USD LIBOR and pay a
      fixed rate equal to 4.696%

      Broker, Citibank N.A.
      Expires October 2015                     $ 14,000                      24
      --------------------------------------------------------------------------
      Total                                                         $        59
                                                                    ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: September 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: September 23, 2005